Statements of Cash Flows ₪ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2021 ILS (₪)	Sep. 30, 2020 ILS (₪)	Sep. 30, 2021 ILS (₪)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 ILS (₪)	Dec. 31, 2020 ILS (₪)
Cash flows from operating activities:
Net income (loss)	₪ (9,046)	₪ 55,315	₪ (29,225)	$ (9,051)	₪ 9,642	₪ (4,455)
Adjustments to profit and loss items:
Depreciation of property, plant and equipment and right-of-use assets	612	626	1,821	564	1,830	2,436
Net financial expenses (income)	(1,803)	285	(2,274)	(704)	13,347	12,940
Capital gain					(160)	(160)
Incease (decrease) in liability with respect to loans from others	240	(62,799)	4,067	1,260	(64,538)	(63,359)
Decrease in liability with respect to government grants		(12,686)			(14,812)	(14,812)
Share-based compensation	2,527	4,600	6,559	2,030	8,130	9,472
Change in employee benefit liabilities, net		1			4	6
Total adjustments to profit and loss	1,576	(69,973)	10,173	3,150	(56,199)	(53,477)
Changes in asset and liability items:
Decrease (increase) in other receivables	1,215	(463)	(252)	(78)	(2,274)	(548)
Increase (decrease) in trade payables	678	4,143	1,445	447	(8,849)	(15,194)
Increase (decrease) in short- and long-term other payables	(614)	681	(121)	(37)	1,086	1,178
Total changes in asset and liability	1,279	4,361	1,072	332	(10,037)	(14,564)
Cash paid and received during the year for:
Interest paid	4	(15)	19	6	(39)	(45)
Interest received					1	2
Total cash paid and received	4	(15)	19	6	(38)	(43)
Net cash flows used in operating activities	(6,187)	(10,312)	(17,961)	(5,563)	(56,632)	(72,539)
Cash Flows from Investing Activities:
Purchase of property and equipment	(4)	(3,348)	(132)	(41)	(6,035)	(6,132)
Proceeds from sale of property and equipment					160	160
Increase (decrease) in other long term assets	(9)		27	8	(381)	37
Net cash used in investing activities	(13)	(3,348)	(105)	(33)	(6,256)	(5,935)
Cash Flows from Financing Activities:
Repayment of operating lease liabilities	(307)	(306)	(930)	(288)	(928)	(1,240)
Proceeds from exercise of options to employees		166			166	166
Proceeds from exercise of warrants to public					14,790	14,790
Proceeds from issuance of shares, net of issuance costs	(681)		41,448	12,836
Net cash provided by (used in) financing activities	(988)	(140)	40,518	12,548	14,028	13,716
Exchange differences on balances of cash and cash equivalents	1,977	(178)	2,799	868	1,167	1,712
Increase (decrease) in cash and cash equivalents	(5,211)	(13,978)	25,251	7,820	(47,693)	(63,046)
Balance of cash and cash equivalents at the beginning of the period	42,506	38,752	9,421	2,918	72,467	72,467
Balance of cash and cash equivalents at the end of the period	34,672	24,774	34,672	10,738	24,774	9,421
Non cash financing activities
Exercise of warrants to the public					₪ 30,484	₪ 30,484